STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES
Research and development expenses, net	$ 317,907	$ 374,023	$ 336,474
General and administrative expenses	410,982	456,957	64,372
Operating loss	728,889	830,980	400,846
FINANCIAL INCOME, net	(75,428)	(12,439)	(78,779)
COMPREHENSIVE LOSS	$ 653,461	$ 818,541	$ 322,067
Net loss per ordinary share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.01)
Basic and diluted weighted average number of ordinary shares outstanding	62,467,556	45,190,017	28,450,908